Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share
Schedule of basic and diluted earnings per share

	2020	2019	2018
Result attributable to owners of the Company (€ in thousands)	(46,565)	(56,480)	(36,894)
Weighted average number of shares outstanding	50,060,565	41,037,244	34,052,520
Basic (and diluted) earnings per share (€ per share)	€(0.93)	€(1.38)	€(1.08)